Summary of the main accounting policies: (Details Textual) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	May 25, 2018	May 26, 2017	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($)	Dec. 31, 2014	Mar. 15, 2019	Oct. 19, 2017
Applicable tax rate			30.00%	30.00%	30.00%	30.00%
Termination benefits expense			$ 1,595	$ 1,984	$ 1,237
Weighted average number of ordinary shares outstanding | shares			300	300
Percentage of voting equity interests acquired	7.58%
Closing foreign exchange rate							19.33
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements				$ 7,029,200
Restricted cash and cash equivalents			$ 47,332	106,350
Proportion of Ownership Left to Acquire Complete Ownership	7.58%
Increase (decrease) through appropriation of retained earnings, equity			$ 18,284
Useful lives or amortisation rates, intangible assets other than goodwill			50 years
Impairment Loss Not Recognised In Profit Or Loss Intangible Assets And Goodwill				4,719,096
Income from continuing operations attributable to owners of parent			$ 4,987,601	$ 5,834,484	$ 3,629,262
Airplan segment [Member]
Explanation of period over which management has projected cash flows			15 years
Aeropuerto de Cancún, S. A. de C. V. [Member]
Proportion of ownership interest in joint venture		50.00%	60.00%	60.00%
Mexican Peso [Member]
Applicable tax rate			30.00%	30.00%
Closing foreign exchange rate			19.65	19.66
Colombian pesos [Member]
Closing foreign exchange rate			165.29	151.89
Airplan [Member]
Applicable tax rate			33.00%	34.00%
Other property, plant and equipment [member]
Useful lives or depreciation rates, property, plant and equipment			10 years
Aerostar [member]
Proportion of ownership interest in joint venture		50.00%
Applicable tax rate				10.00%
Percentage of voting equity interests acquired		10.00%	100.00%					92.42%
Proportion of voting rights held in subsidiary			60.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements			$ 7,029,200
Restricted cash and cash equivalents			$ 47,332	$ 106,350
Concession period for operating rights			35 years	40 years